Quarterly Financial and Common Stock Data (Unaudited) (Quarterly Financial and Common Stock Data) (Detail) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Condensed Financial Statements, Captions [Line Items]
Operating Revenue	$ 3,210	$ 3,179	$ 2,813	$ 3,384	$ 3,086	$ 3,132	$ 2,598	$ 2,921	$ 12,586	[1]	$ 11,737	[1]	$ 11,683	[1]
Income from operations	953	1,152	753	1,079	765	1,102	740	841	3,937		3,448		3,420
Net income including noncontrolling interests	1,333	696	417	674	491	728	462	531	3,120		2,212		1,923
Net income (loss) attributable to Dominion Energy	$ 1,312	$ 665	$ 390	$ 632	$ 457	$ 690	$ 452	$ 524	$ 2,999		$ 2,123		$ 1,899
Net income attributable to Dominion Energy - Basic	$ 2.04	$ 1.03	$ 0.62	$ 1.01	$ 0.73	$ 1.10	$ 0.73	$ 0.88	$ 4.72		$ 3.44		$ 3.21
Net income attributable to Dominion Energy - Diluted	2.04	1.03	0.62	1.01	0.73	1.10	0.73	0.88	4.72		3.44		3.20
Dividends declared per share	$ 0.770	$ 0.770	$ 0.755	$ 0.755	$ 0.700	$ 0.700	$ 0.700	$ 0.700	$ 3.035		$ 2.800		$ 2.590
Virginia Electric and Power Company
Condensed Financial Statements, Captions [Line Items]
Operating Revenue	$ 1,824	$ 2,154	$ 1,747	$ 1,831	$ 1,711	$ 2,211	$ 1,776	$ 1,890	$ 7,556		$ 7,588		$ 7,622
Income from operations	619	847	613	653	369	914	553	514	2,732		2,350		2,121
Net income (loss) attributable to Dominion Energy	407	459	318	356	172	503	280	263	1,540		1,218		1,087
Dominion Energy Gas Holdings, LLC
Condensed Financial Statements, Captions [Line Items]
Operating Revenue	501	401	422	490	457	382	368	431	1,814	[2]	1,638	[2]	1,716	[2]
Income from operations	181	185	116	156	156	114	167	156	638		593		727
Net income (loss) attributable to Dominion Energy	$ 313	$ 117	$ 77	$ 108	$ 106	$ 83	$ 105	$ 98	$ 615		$ 392		$ 457
Maximum
Condensed Financial Statements, Captions [Line Items]
Share Price (in dollars per share)	$ 85.30	$ 80.67	$ 81.65	$ 79.36	$ 77.32	$ 78.97	$ 77.93	$ 75.18
Minimum
Condensed Financial Statements, Captions [Line Items]
Share Price (in dollars per share)	$ 75.75	$ 75.40	$ 76.17	$ 70.87	$ 69.51	$ 72.49	$ 68.71	$ 66.25

[1]	See Note 9 for amounts attributable to related parties.
[2]	See Note 24 for amounts attributable to related parties.